Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
Related Party Transactions

Note 18. Related Party Transactions

The Company engages in transactions with entities affiliated with James Ballengee, the Company’s Chief Executive Officer and principal shareholder, in the ordinary course of business. The Company is party to various commercial agreements with White Claw Crude, LLC (“WC Crude”), Jorgan Development, LLC (“Jorgan”), and other affiliated entities, including storage, throughput, transportation, and supply agreements.

The Company also leases certain yard and transportation equipment from related parties affiliated with the Company’s Chief Executive Officer. Certain lease arrangements are accounted for as operating leases, with related amounts included in operating lease right-of-use assets and liabilities, while short-term lease payments are expensed as incurred.

As of March 31, 2026 and December 31, 2025, accounts receivable – related party included a balance of approximately $1,439,228, primarily related to amounts due from the buyer of the Company’s previously divested wholly owned subsidiaries. The balances are non-interest bearing and due on demand.

Note 18. Related Party Transactions

In 2023, the Company subleased office space to Spectra Global Cuisine, LLC (“Spectra”), an entity that shares officers with WealthSpace, LLC. For the year ended December 31, 2024, the Company recognized $115,000 in sublease revenue and had accounts receivable of $137,000 related to this arrangement. During the year ended December 31, 2025, the sublease arrangement was terminated and the Company recorded a write-off of the related accounts receivable. No balance remained outstanding as of December 31, 2025.

During August 2022 the Company entered into secured promissory notes with Jorgan Development, LLC (“Jorgan”) and JBAH Holdings, LLC (“JBAH”), which are entities beneficially owned by James Ballengee, the Company’s Chief Executive Officer (“CEO”). The promissory notes, which bear interest at prime plus 3% (10% at December 31, 2025), were amended in 2025 to reduce the required monthly payments from 99% to 50% of Monthly Free Cash Flow, as defined in the agreement. As of December 31, 2025 and 2024, the aggregate outstanding principal balance of the notes issued to Jorgan was $1,137,563 and $18,109,503, respectively.

The Company is party to an Oil Storage Agreement with White Claw Crude, LLC (“WC Crude”), an entity that shares a common beneficiary, the Company’s CEO, with Jorgan and JBAH. Under this agreement, WC Crude has the right, subject to the payment of service and maintenance fees, to store crude oil and other liquid hydrocarbons at a crude oil terminal operated by the Company. WC Crude is required to pay a minimum fee of $150,000 per month, regardless of actual storage utilization. The agreement expires on December 31, 2031. The Company recognized related-party tank storage revenue of $1,802,868.07 for the year ended December 31, 2025, and $1,350,000 for the year ended December 31, 2024.

The Company is also party to a Crude Petroleum Supply Agreement (“Supply Agreement”) with WC Crude. Under the Supply Agreement, WC Crude supplies the Company with a minimum of 1,000 sourced barrels per day. The agreement provides that if the Company does not realize a margin of at least $5.00 per barrel upon resale of these volumes, WC Crude will pay the Company a deficiency payment equal to the difference between the realized margin and $5.00 per barrel. Conversely, if the Company realizes a margin in excess of $5.00 per barrel, the Company is required to remit a profit-sharing payment to WC Crude equal to 10% of the excess margin, multiplied by the number of barrels sold. The Supply Agreement expires on December 31, 2031. For the twelve months ended December 31, 2025 and 2024, the Company recorded crude oil purchases from WC Crude of $1,569,149 and $14,796,564, respectively, and recognized deficiency payments of $2,403,818 and $0, respectively. In addition, the Company has an agreement to sell natural gas liquids and crude petroleum products to WC Crude, which are cash-net-settled at market prices. The Company recognized related-party sales to WC Crude totaling $61,158 and $9,886,435 the years ended December 31, 2025 and 2024, respectively.

We have an existing note payable issued to Triple T, which is owned by Dr. Khalid Bin Jabor Al Thani, the 51% majority-owner of Vivakor Middle East LLC The note is interest free, has no fixed maturity date and will be repaid from revenues generated by Vivakor Middle East LLC. As of December 31, 2025 and 2024, the balance owed was $479,109 and $404,120.

On October 1, 2024, Jorgan and JBAH (collectively, the “Sellers”), as the equity holders of Endeavor Crude, LLC, a Texas limited liability company, Equipment Transport, LLC, a Pennsylvania limited liability company, Meridian Equipment Leasing, LLC, a Texas limited liability company, and Silver Fuels Processing, LLC, a Texas limited liability company (collectively, the “Endeavor Entities”) closed the transactions that were the subject of the previously-disclosed Membership Interest Purchase Agreement among them dated March 21, 2024, as amended (the “MIPA”) (the “Closing”). In accordance with the terms of the MIPA, at the Closing, the Company acquired all of the issued and outstanding membership interests in each of the Endeavor Entities (the “Membership Interests”), making them wholly-owned subsidiaries of the Company.

The Endeavor Entities own and operate a combined fleet of more than 500 commercial tractors and trailers for the hauling of crude oil and produced water and also own and operate a crude oil pipeline and exclusive connected blending and processing facility in Blaine County, Oklahoma.

The purchase price for the Membership Interests was $116.3 million (the “Purchase Price”), after post-closing adjustments, including a reduction for assumed debt and a possible increase for an earn-out adjustment, payable by the Company in a combination of Company common stock, $0.001 par value per share (“Common Stock”) and Company Series A Preferred Stock $0.001 par value per share (“Preferred Stock”). The Preferred Stock has the terms set forth in the Series A Preferred Stock Certificate of Designations, including, but not limited to, liquidation preference over the Common Stock, the payment of a cumulative six percent (6%) annual dividend per share payable quarterly in arrears in shares of Common Stock (so long as such issuances of Common Stock would not result in the Sellers beneficially owning greater than 49.99% of the issued and outstanding Common Stock), and the Company having the right to convert the Preferred Stock at any time using the stated value of $1,000 per share of Preferred Stock and the conversion price of one dollar ($1.00) per share of Common Stock. The Sellers are beneficially owned by James Ballengee, the Company’s CEO and principal shareholder.

On December 2, 2024, the Company issued 33,621 shares of Common Stock to the Sellers, or their assignees, with 24,998 shares issued to Jorgan and 253 shares issued to JBAH. The remaining shares were issued to two non-related parties as part of the consideration for the Purchase Price at the instruction of the Sellers. The Company issued 107,789 shares of Series A Preferred Stock to the Sellers, or their assignees, as part of the Purchase Price.

Upon the Closing of our acquisition of the Endeavor Entities, we acquired Trucking Transportation Agreement & Addendum with WC Crude. Under this agreement, WC Crude must, through its own operations or source for the Company, a minimum volume of 75,000 bbls per day for our trucking logistics services. The agreement expires on December 31, 2034. For the years ended December 31, 2025 and 2024, we realized related party trucking revenue related to this agreement of $11,895,108 and $3,756,097, respectively.

Upon the Closing of our acquisition of the Endeavor Entities, we acquired a Station Throughput Agreement with Posse Wasson, LLC (Posse Monroe, LLC) (“Possee”), who shares a beneficiary, James Ballengee, with Jorgan and JBAH. Under this agreement, Possee must source for the Company, a minimum volume of 230,000 bbls per month through our storage facility at $0.275 per barrel, guaranteeing $759,000 of throughput revenue on an annual basis. The agreement expires on December 31, 2034. For the years ended December 31, 2025 and2024, we realized revenue related to this agreement of $759,000 and $189,750, respectively.

Upon the Closing of our acquisition of the Endeavor Entities, we also acquired a Station Throughput Agreement with WC Crude. Under this agreement, WC Crude must source for the Company, a minimum volume of 200,000 bbls per month through our storage Omega Gathering Pipeline at $1.00 per barrel, guaranteeing $2,400,000 of throughput revenue on an annual basis. The agreement expires on December 31, 2034. For the years ended December 31, 2025 and 2024, we realized revenue related to this agreement of $1,734,306 and $427,844, respectively.

On October 17 2024, our newly acquired subsidiaries under the Endeavor Entities, received funding of $530,000 under our May 14, 2024 promissory note between Vivakor, Inc. and Ballengee Holdings, LLC (“Ballangee Holdings”), of which the Company’s CEO is the beneficial owner, which was paid off in 2024.

On May 14, 2024, the Company issued a promissory note to James Ballengee in the principal amount of up to $1,500,000, for which loan advances will be made to the Company as requested. The Company will use the proceeds of the promissory note for general working capital purposes and to repay certain indebtedness. The intent of borrowings under the promissory note is to be short term in nature and be repaid in 30 days. Any amounts that are not repaid in 30 days bear interest thereafter at a rate of 11% per annum. Each advance matures after six months from the date the Company receives the funds. On May 23, 2024, we issued a promissory note to Ballengee Holdings which replaced and rescinded the above referenced note with James Ballengee effective back to May 14, 2024, under the same terms such that all obligations under the notes are the responsibility of Ballengee Holdings and the prior note with James Ballengee is no longer enforceable. As of December 31, 2025 and 2024, the principal balance and accrued interest of this note was $1,481,730 and $139,175, and $1,164,150 and $43,880, respectively.

On June 13, 2024, we owed our Chief Financial Officer $1,167,750 in accrued salary and bonuses, plus interest (together, the “Accrued Compensation”), for serving as the Company’s Chief Financial Officer, and executed a Settlement Agreement where the Accrued Compensation would be paid under the terms of a straight promissory note in the principal amount of the Accrued Compensation. Under the terms of the note, the amounts due accrued interest at 8% per annum, to be paid by paying 5% of any money received by the Company from closed future financings or acquisition/merger/sale transactions until the note has been paid in full. In the event the note was not paid in full by June 30, 2025, the note matured and any amounts due thereunder were due and payable in full on such date. As of December 31, 2024 the balance of principal and accrued interest was $1,020,872 and $48,121. The note was paid off in 2025.

On July 5, 2024, the Company received a loan from Ballengee Holdings, in the principal amount of $500,000, and in connection therewith, we agreed to issue 21,552 ($50,000) restricted shares of the Company’s common stock, which is currently accrued in related party accounts payable in stock until the shares are issued. The loan bears interest at the rate of 10% per annum. The loan originally matured on December 31, 2024 and was subsequently amended to extend the maturity date to September 30, 2026. The note allows the holder to convert the outstanding principal and interest due under the note into shares of our common stock at price equal to 90% of the average closing price of our common stock for the previous five (5) trading days prior to the conversion date, with a floor conversion price of $1.00 per share. The lender may not convert amounts owed under the note if such conversion would cause him to own more than 4.99% of our common stock after giving effect to the issuance, which limitation may be raised to 9.99% upon from the lender. As of December 31, 2025 and 2024 the balance of principal and accrued interest was $500,000 and $61,956.52 and $500,000 and $24,456, respectively.

In connection with the 2025 divestiture of certain wholly owned subsidiaries, the Company became directly obligated for a related-party note payable to Meridian Equipment Leasing, LLC, an entity affiliated with the Company’s Chief Executive Officer, totaling $5,040,545. The Company also assumed $2,302,696 of related-party debt owed to Meridian Equipment Leasing, LLC in connection with the purchase of certain assets following the divestiture.

The notes bear interest at 12% per annum and mature in August 2028. The aggregate outstanding balance of these related-party notes was $6,701,887 as of December 31, 2025.

During the year ended December 31, 2025, the Company entered into a yard lease in Pearsall, Texas with a related party affiliated with the Company’s Chief Executive Officer. The lease has a term of approximately three years, with a monthly rent of $3,000 per month escalating annually, and is accounted for as an operating lease, with amounts included in operating lease right-of-use assets and liabilities.

The Company also entered into a commercial motor vehicle sublease with a related party affiliated with the Company’s Chief Executive Officer on a month-to-month basis. This arrangement is accounted for as a short-term lease, and lease payments are expensed as incurred.

As of December 31, 2025, accounts receivable – related party included a balance of $1,439,228 due from the buyer of the 2025 divestiture of the Company’s wholly owned subsidiaries, representing amounts paid by the Company. The balance is non-interest bearing and due on demand.